Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 23	$ 29
Provision for credit losses
Model changes		(4)
Purchases	11	9
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(13)	(8)
Exchange rate and other	2	(2)
Balance at end of period	22	23
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	10
Provision for credit losses
Model changes		(4)
Purchases	11	9
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(7)	(9)
Balance at end of period	8	5
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	18	19
Provision for credit losses
Changes in risk, parameters and exposures	(6)	1
Exchange rate and other	2	(2)
Balance at end of period	$ 14	$ 18